Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,490,872,000.00
Previously Paid Amount	0.00
Total Fee Amount	840,652.51
Total Offset Amount	42,681.44
Net Fee	$ 797,971.07
Final Prospectus	false